SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Internal-use software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years